As filed with the Securities and Exchange Commission on April 29, 2008

                                       Securities Act File No. 333-106971
                                       Investment Company Act File No. 811-21399

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

     Pre-Effective Amendment No.                                             |_|

     Post-Effective Amendment No. 4                                          |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

     Amendment No. 5                                                         |X|

     (Check appropriate box or boxes)

                                 THE AEGIS FUNDS
               (Exact Name of Registrant as Specified in Charter)

          1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (703) 528-7788

                              Mr. William S. Berno
                        1100 North Glebe Road, Suite 1040
                            Arlington, Virginia 22201
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                Paul Miller, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing become effective (check appropriate box):

      |X|   Immediately upon filing pursuant to paragraph (b).
      |_|   60 days after filing pursuant to paragraph (a)(1).
      |_|   75 days after filing pursuant to paragraph (a)(2).
      |_|   on (date) pursuant to paragraph (b).
      |_|   on (date) pursuant to paragraph (a)(1).
      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.

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                             AEGIS / HIGH YIELD FUND


                                 --------------
                                   PROSPECTUS
                                 APRIL 29, 2008
                                 --------------




This Prospectus contains important information about the Fund that you should know before investing. Please read it carefully and retain it for future reference.

The Aegis High Yield Fund seeks to achieve maximum total return with an emphasis on high current income.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               Table of Contents

About the Fund

Goals and Strategies ...............................................           1
Principal Risks ....................................................           3
Performance ........................................................           5
Fees and Expenses ..................................................           7
Additional Information About the Investment Strategies and Risks
of the Fund ........................................................           8
Management of the Fund .............................................          14

About Your Account

How to Purchase Shares .............................................          15
How to Redeem Shares ...............................................          21
How to Exchange Shares .............................................          23
Dividends and Distributions ........................................          26
Tax Consequences of an Investment ..................................          27
Shareholder Accounts and Services ..................................          28
Financial Highlights ...............................................          30
Appendix ...........................................................          31
For More Information ...............................................  Back Cover

                           ---------------------------
                              AEGIS HIGH YIELD FUND
                           c/o UMB Fund Services, Inc.
                                  P.O. Box 2175
                            Milwaukee, WI 53201-2175
                             Telephone: 800-528-3780
                               www.aegisfunds. com
                           ---------------------------

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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
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                                 ABOUT THE FUND

Unless otherwise stated, all investment strategies (including investment goals) and limitations of the Fund are non-fundamental and may be changed by the Board of Trustees without shareholder approval. However, in the case of the Fund's principal investment strategy to invest at least 80% of its assets in high yield fixed-income securities, the Fund must provide shareholders notice 60 days prior to any change to such policy. In addition, for purposes of this 80% investment strategy, "assets" of the Fund means net assets plus the amount of any borrowings for investment purposes. The fundamental investment policies of the Fund are set forth in the Fund's Statement of Additional Information ("SAI"). These fundamental policies cannot be changed without shareholder approval. For more information, please refer to the SAI.

                              GOALS AND STRATEGIES

Goal. The Fund's principal investment goal is to seek maximum total return with an emphasis on high current income.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in high yield fixed income securities. The Fund invests in a diversified portfolio of lower-quality, high-risk U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or "junk bonds") that are rated below investment grade by Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Ratings ("Fitch") (which may include bonds having default credit ratings), or that are unrated but are considered by the Fund's investment advisor, Aegis Financial Corporation (the "Advisor"), to be of comparable quality. (See the table of corporate bond ratings in the Appendix.)

High yield bonds generally provide a high current income in an effort to compensate investors for a significantly higher risk of loss and risk of default than higher quality securities. These bonds are considered speculative securities.

The Advisor chooses securities based on careful credit research and seeks to purchase securities at prices that represent a meaningful discount to the estimated intrinsic value of the securities as determined by the Advisor. The Fund may invest in securities in default or bankruptcy when the Advisor believes that such securities are undervalued and have potential for capital appreciation.

The Advisor will evaluate each security based on the security's overall credit risk and the issuer's asset coverage measures such as cash flow coverage ratios, corporate asset values, the issue's seniority in the issuer's capital structure, the expected volatility of corporate cash flows and asset values, and the issue's particular credit covenants.


                                                                               1
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AEGIS / HIGH YIELD FUND
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                       GOALS AND STRATEGIES - (continued)

The Fund's investments may include high yield bonds of former blue chip companies that are attempting to recover from business setbacks or a cyclical downturn (commonly known as "turnaround situations"), firms with weak cash flow characteristics, firms with heavy debt loads, or companies electing to borrow to pursue an acquisition strategy.

The Fund invests in foreign securities. In recent years, many foreign companies have issued debt securities denominated in U.S. Dollars and rated below investment grade. These securities may have higher yields than similar domestic securities, but present special risks including political and legal risks, greater liquidity risks, and currency exchange risks.

The Fund's portfolio may include convertible bonds. Convertible bond issues, unlike conventional high-yield bonds, give the bondholder the right to convert a bond into a specified number of shares of common stock of the issuing company. Such bonds will generally be more volatile because their market value is influenced by the price action of the underlying stock, and the conversion feature provides the possibility of capital appreciation beyond par value.

The Advisor typically will sell securities that have undergone a significant deterioration in their fundamental credit quality and intrinsic value, or securities that have appreciated to a point where their potential return is less attractive than that of other available securities of comparable credit quality.

The Fund may borrow up to 33 1/3% of the value of its assets for investment purposes to the extent the Advisor believes that such leveraging will provide investors a potentially higher return.

The Fund's portfolio generally consists of intermediate-term high-yield bonds having a weighted average maturity in the three-to-eight year range. The Fund may invest up to 20% of its assets in other assets, including but not limited to common stocks, warrants, and investment-grade bonds.

Who Might Want to Invest? The Fund may be an appropriate investment for risk-oriented investors seeking to maximize total return as well as a high level of current income. The Fund can be used in both regular accounts and in retirement accounts. An investor should be comfortable with the higher risk level and greater uncertainties surrounding junk bonds compared to investment grade securities. In addition, the Fund's goal is most suitable for long-term investors who are willing to hold their investment for extended periods of time through market fluctuations and the accompanying changes in Fund share prices. The Fund is not intended for investors seeking short-term returns and it is also not appropriate for investors seeking stability and liquidity.


2
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
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                                 PRINCIPAL RISKS

Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: bonds in general, junk bonds, and bonds of foreign issuers. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled "Additional Information About the Investment Strategies and Risks of the Fund".

Credit Risk. Credit risk represents the possibility of losses in the event that a bond issuer might be unable to pay its interest and principal obligations in a timely manner, thus creating a default situation. Credit risk is significant for high-yield bond investments. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Fund attempts to reduce portfolio credit risk by diversifying its holdings and doing careful credit research.

Interest Rate Risk. Rising interest rates will cause the prices of existing bonds in the market to fall. Longer maturity bonds will typically decline more than those with shorter maturities. If the Fund holds longer maturity bonds and interest rates rise unexpectedly, the Fund's price could decline. Falling interest rates will cause the Fund's portfolio income to decline, as maturing bonds are reinvested at lower yields. Investors should expect the Fund's monthly income to fluctuate with changes in its portfolio and changes in the level of interest rates.

Liquidity Risk. The high-yield bond market is much less liquid than the investment-grade bond market. This creates a risk that the Fund may not be able to buy or sell optimal quantities of high-yield bonds at desired prices and that large purchases or sales of certain high-yield bonds may cause substantial price swings.

High Yield Security Risk. Investment in high yield securities can involve a substantial risk of loss. These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer's ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.

Market Risk. The high-yield bond market can experience sharp and sudden price swings due to a variety of factors, including changes in securities regulations, swings in market psychology, volatility in the stock market, changing economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.


                                                                               3
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AEGIS / HIGH YIELD FUND
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                          PRINCIPAL RISKS - (continued)

Foreign Investment Risk. To the extent the Fund holds foreign bonds, whether or not such bonds are denominated in U.S. Dollars, the Fund will be subject to special risks. These risks will include greater volatility, investments that are less liquid than similar U.S. bonds, and adverse political or economic developments resulting from political, international or military crises. An additional risk is that the value of the Fund's investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

Prepayment Risk. Most high-yield bonds may be called by the issuer prior to final maturity. The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected. This may happen during a period of declining interest rates.

Defaulted or Bankrupt Securities Risk. The Fund may invest in securities that are in default or bankruptcy. These securities are not paying interest and may not pay principal, and will typically be replaced by new securities issued in a financial restructuring or bankruptcy reorganization. There are risks in the timing and details of a restructuring or reorganization. Delays will result in lost income to the Fund, and the value or amount of new securities issued may be less than expected. There are also legal risks that proceedings may be very lengthy and that bankruptcy laws may be interpreted in ways that are unfavorable to bondholders.

Leveraging/Borrowing Risk. Borrowings by the Fund will involve leveraging the value of the Fund's assets. Leveraging will exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality.

Equity Investment Risk. To the extent the Fund invests in common stocks, it may be subject to the risks of changing economic, stock market, industry and company conditions. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders.

Manager Risk. Performance of individual high-yield bond issues can vary widely. Over any given time period, it is possible that poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Political and International Crisis Risk. There is a risk that major political or international crises may occur which could have a significant effect on economic conditions and the financial markets. Such crises, depending on their timing and scale, could severely impact the operations of the Fund.


4
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
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                                   PERFORMANCE

Performance Returns. This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows the total returns of the Fund for each full calendar year since inception.

                   Aegis High Yield Fund Performance History
                    For Calendar Years Ending December 31st

                                [GRAPH OMITTED]

            2004                                               3.86%
            2005                                               6.26%
            2006                                              15.13%
            2007                                               0.74%

The table shows how the Fund's average annual total returns for different calendar periods compared to the returns of a broad-based market index. Note:
The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns. The best quarterly return of the Fund was the quarter ending December 31, 2006: +5.49%, and the worst quarterly return of the Fund was the quarter ending December 31, 2007: -2.24%.


                                                                               5
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AEGIS / HIGH YIELD FUND
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                            PERFORMANCE - (continued)

Average Annual Total Returns as of December 31, 2007

                                                                                           From
                                                                            One Year    Inception*
                                                                            ----------------------
Aegis High Yield Fund:
  Return Before Taxes ...................................................      0.74%       6.37%
  Return After Taxes on Distributions(1) ................................     (1.84)%      4.25%
  Return After Taxes on Distributions and Sale of Fund Shares(1) ........      0.75%       4.31%
Lehman U.S. Corporate High Yield Index(2)
  (index reflects no deduction for fees, expenses, or taxes) ............      1.87%       6.80%

----------
* Inception Date of the Fund is January 1, 2004. Information for the Lehman U.S. Corporate High Yield Index is presented from January 1, 2004.

(1) After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Fund, before and after taxes, is not necessarily an indication of how it will perform in the future.

(2) The Lehman U.S. Corporate High Yield Index is an unmanaged portfolio of corporate bonds constructed with a rules-based methodology to mirror the U.S. high yield debt market. Performance data for the index includes reinvested income.

      Source: Lehman Brothers Holdings, Inc.

Note: One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
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                                FEES AND EXPENSES

Summary of Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases ....................   None
Maximum Deferred Sales Charge (Load) ................................   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .........   None
Redemption Fee ......................................................   None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees .....................................................   0.90%
Distribution and Service (12b-1) Fees ...............................   None
Other Expenses ......................................................   2.31%
Acquired Fund Fees and Expenses .....................................   0.02%(2)
                                                                        ----
Total Annual Fund Operating Expenses (before waivers) ...............   3.23%
Waiver and/or Expense Reimbursement .................................   2.01%(3)
                                                                        ----
Net Expenses ........................................................   1.22%(3)

----------
(1) The Fund is a pure no-load fund. There are no fees or charges assessed by the Fund to buy or sell fund shares, reinvest income, or exchange into another mutual fund advised by the Advisor. There are no 12b-1 fees. However, investment broker/dealers may charge a fee or commission to execute purchases or sales of Fund shares through outside brokerage accounts, just as they may on any other securities transaction.

(2) Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds").

(3) The Advisor has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund's expenses for the Fund's current fiscal year in order to limit the "Total Annual Fund Operating Expenses" (not including Acquired Fund Fees and Expenses) of the Fund to 1.20% of the Fund's average daily net assets. The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the "Total Annual Fund Operating Expenses" of the Fund to exceed 1.20% and the repayment is made within three years after the year in which the Advisor incurred the expense. This agreement may be extended by the parties for additional one-year terms.


                                                                               7
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                         FEES AND EXPENSES - (continued)

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                1 Year      3 Years*    5 Years*    10 Years*
               ---------   ---------   ---------    ---------
                $  124      $  807      $1,513       $3,393

----------
* These examples assume that the expense limitation agreement is not extended beyond its initial term.

Your cost would be the same as stated above if you did not redeem your shares (there are no redemption fees for this Fund).

                  ADDITIONAL INFORMATION ABOUT THE INVESTMENT
                        STRATEGIES AND RISKS OF THE FUND

This section further describes the Fund's investment strategies and risks that are summarized in the section titled "Goal and Strategies." The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks, which are described in the SAI.

Principal Investment Strategies

The Fund invests primarily in a diversified group of high-yield bonds, commonly known as "junk bonds," that are rated below investment grade by independent credit rating agencies - that is, rated below Baa by Moody's, or BBB by S&P or Fitch, or unrated issues deemed by the Advisor to be of comparable quality. Bonds with these low ratings are speculative securities, and the risk of default is considered significant compared to higher quality bond issues.

Temporary Defensive Investments. The Advisor may take a temporary defensive position by holding cash or by investing in money market funds, repurchase agreements on government securities and other cash equivalents when the securities markets are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist. Under these circumstances, the Fund may be unable to pursue its investment objectives because it may not invest or may invest less in securities that the Advisor believes are undervalued in the marketplace. The Fund's defensive investment position may not be effective in protecting its value.

Portfolio Turnover. Because the market for high-yield bonds is more illiquid than the investment-grade bond market, the Advisor attempts to minimize the Fund's portfolio turnover, although bonds will be sold at any time if the Advisor determines such action


8
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
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                  ADDITIONAL INFORMATION ABOUT THE INVESTMENT
                 STRATEGIES AND RISKS OF THE FUND - (continued)

to be in the best interest of Fund shareholders. Turnover is an indication of the frequency of portfolio trading. A high turnover rate may increase transaction costs, reduce the Fund's total return, and generate taxable capital gains that must be distributed to Fund shareholders. The Fund does not generally trade in securities for short-term profits.

Risk Factors

Credit Risk

Lower-rated bonds present significantly higher risk of default, which is a failure to make all payments of interest and principal in a timely manner. In a default situation there is also a risk that the eventual recovery value to bondholders may be, and usually is in the case of high-yield bonds, less than the bond's full value and accrued interest. Defaults, therefore, will generally reduce the income and value of the Fund's portfolio.

Whether or not there is an actual default, perceived changes in a bond's credit quality can cause a significant decrease or increase in the market value of the bond. In some cases a sudden event may dramatically alter the perceived or actual credit quality of a security.

The Fund attempts to reduce the impact of credit risk by maintaining a broadly diversified portfolio representing many types of issuers from many different industry groups. The Advisor performs careful credit research on any security before it is purchased for the Fund, and then monitors the creditworthiness of the Fund's investments for any deterioration in quality. The Advisor also attempts to identify issues that are enjoying improving credit quality and thus have appreciation potential.

Interest Rate Risk

Bond prices move in the opposite direction of interest rates. Thus a period of rising interest rates will cause a bond portfolio to decline in value, and a period of falling interest rates will cause a bond portfolio to rise in value. During periods of rapidly rising interest rates the Fund's portfolio could decline in value. Investors should understand that interest rate cycles can be measured in many years, and that there have been long periods of time in the past when interest rates have been rising. Such time periods will make it more difficult for the Fund to achieve its investment goal of maximum total return.

Changes in interest rates can affect bond income as well as bond prices. The Fund's monthly income will fluctuate with changes in interest rates. Falling interest rates will cause the Fund's income to decline, as maturing bonds are reinvested at lower yields. Investors should understand that the current yield on the Fund's portfolio may not accurately represent its potential long-term yield. To maximize the monthly income of


                                                                               9
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AEGIS / HIGH YIELD FUND
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                  ADDITIONAL INFORMATION ABOUT THE INVESTMENT
                 STRATEGIES AND RISKS OF THE FUND - (continued)

the portfolio, the Advisor attempts to buy longer-term bonds when interest rates are falling and shorter-term bonds when rates are rising. These adjustments can help blunt the negative effects of interest rate changes, but cannot prevent fluctuation of the portfolio's income.

Liquidity Risk

The high-yield bond market is significantly less liquid than the investment-grade bond market. This creates a risk that the Fund may not be able to buy or sell the desired quantities of high-yield bonds at satisfactory prices, and that large purchases or sales of certain bonds may cause substantial price swings in the market for those securities.

The market values for high-yield securities are more volatile than those of higher quality bonds. Under adverse market or economic conditions, the secondary market for high-yield securities could contract, causing certain of such instruments to potentially become more difficult to sell, or ultimately, illiquid. Because there are fewer dealers in the market for high-yield securities, prices quoted on certain instruments may vary widely.

Liquidity risk impacts the Fund by placing high transaction costs and risks on portfolio turnover, and therefore may force the Fund to keep a portion of its assets in cash or liquid securities to minimize the need for frequent portfolio trading. These portfolio effects could make it more difficult for the Fund to achieve its investment goals.

High-Yield Security Risk

Investment in high-yield securities can involve a substantial risk of loss. These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer's ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.

Market Risk

The high-yield bond market is significantly more volatile and is a much smaller market than the investment-grade bond market. The entire high-yield bond market can experience sharp and sudden swings. These swings might be caused by rapid changes in market psychology, volatility in the stock market, changes in securities regulations, changes in economic conditions, a highly-publicized default, or changes in asset allocations by major institutional investors.

It is difficult for the Advisor to consistently protect the Fund's portfolio from general market risk. It is not an operating policy of the Fund to incur the expense of hedging against changes in the value of the Fund's portfolio. Investors should expect


10
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
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                  ADDITIONAL INFORMATION ABOUT THE INVESTMENT
                 STRATEGIES AND RISKS OF THE FUND - (continued)

fluctuations in the price of the Fund's shares due to general market swings, and some of these fluctuations will be sudden and unexpected.

Foreign Investment Risk

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher taxes, transaction and custody costs.

Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on investment income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Currency exchange rates may fluctuate significantly, causing the Fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. Dollar will reduce the value of a foreign currency-denominated security.

Prepayment Risk

Most high-yield bonds may be called by the issuer prior to final maturity. The Fund may experience reduced income when an issuer calls a bond held by the Fund earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will have to reinvest the proceeds in lower-yielding securities. The loss of higher-yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Defaulted or Bankrupt Securities Risk

When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition. Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization. The risks in these securities include: loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received. Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund's investment in the security.


                                                                              11
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                  ADDITIONAL INFORMATION ABOUT THE INVESTMENT
                 STRATEGIES AND RISKS OF THE FUND - (continued)

Leveraging/Borrowing Risk

Borrowings by the Fund will involve leveraging the value of the Fund's assets. Leveraging will exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. If the securities held by the Fund decline in value while these borrowings are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. Interest costs will also reduce the net income from the Fund's assets.

Convertible Securities Risk

Convertible securities generally offer lower interest or dividend yields than non-convertible securities of comparable quality. The market values of convertible securities may decline as interest rates increase. The value of a convertible security may also be adversely affected as a result of economic and market developments involving the issuer or its common stock price.

Equity Investment Risk

To the extent the Fund invests in common stocks, it may be particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate any changes that can adversely affect the value of the Fund's common stock holdings. In addition, the interests of common stock holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer.

Manager Risk

The Advisor pursues the highest total return with an emphasis on high current income for Fund shareholders. The Advisor seeks to minimize the risks of high-yield bonds by using a disciplined management approach, diversifying the Fund's portfolio and doing careful credit research. The performance of individual high-yield bond issues can vary widely. There could be periods of time when, despite careful research and analysis, poor security selection by the Advisor will cause the Fund to perform worse than other funds with similar investment objectives. Similarly, periods of notably strong performance may not be sustainable, and therefore should not be the sole criteria for an investor's decision to invest in the Fund. Also, the Advisor does not attempt to benchmark any bond index, and therefore the Fund could perform differently than other similar funds. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.


12
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                  ADDITIONAL INFORMATION ABOUT THE INVESTMENT
                 STRATEGIES AND RISKS OF THE FUND - (continued)

Political and International Crisis Risk

From time to time, major political, international or military crises may occur which could have a significant effect on economic conditions and the financial markets. Such crises, depending on their timing, location and scale, could cause very high volatility in the financial markets and severely impact the operations of the Fund. A crisis could harm the value of the Fund's shares and harm the Advisor's ability to properly manage the Fund's portfolio, thereby increasing the potential of losses in the Fund.

Cash Reserves

The Advisor may hold a significant portion of the Fund's portfolio in cash or cash equivalent securities. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. As a result, you may not achieve your investment objectives during such periods. Holding larger than usual cash reserves can penalize short-term performance in rising markets, but during market declines cash reserves may allow the Fund to purchase securities at discounted prices.

More detailed information about the Fund, its investment policies, risks and management can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI which is available without charge on the Fund website at www.aegisfunds.com and by calling the Fund at (800) 528-3780.


                                                                              13
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AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

Organization. The Fund operates as a separate investment series of The Aegis Funds (the "Trust"), which is organized as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission as an open-end investment company under the Investment Company Act of 1940 ("1940 Act").

Investment Advisor. Aegis Financial Corporation ("AFC"), 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201, is the Fund's investment advisor. AFC, which has operated as a registered investment advisor since 1994, manages private account portfolios and has served as the Fund's investment advisor since the Fund's inception on January 1, 2004. The Advisor provides investment advisory services and order placement facilities for the Fund.

Advisor Compensation. The Fund pays to the Advisor a fee to manage the Fund's portfolio. For the fiscal year ended December 31, 2007, the Fund paid the Advisor an advisory fee of 0.90% of the average net assets of the Fund.

A discussion of the factors that the Board of Trustees considered in approving the Investment Advisory Agreement is included in the Fund's Semi-Annual Report for the period ended June 30, 2007.

Portfolio Manager. William S. Berno, Chartered Financial Analyst, is the lead portfolio manager of the Fund and a Managing Director of Aegis Financial Corp., which he co-founded in 1994. He has worked in the securities industry since 1979. Mr. Berno was a founding trustee and officer of the Fund and has been lead manager of the Fund since its inception. He took his degree from the University of Virginia in 1975 and earned an MBA with distinction from the University of Michigan in 1977.

The SAI provides additional information about the portfolio manager's compensation arrangements, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities of the Fund.

Fund Distributor. Rafferty Capital Markets, LLC ("RCM"), a New York limited liability company, serves as the distributor of the Fund's shares pursuant to a distribution agreement with the Fund dated October 31, 2007. RCM is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc. The offering of the Fund's shares is continuous. RCM may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem the Fund's shares. RCM provides Mutual Fund Distribution services to several mutual fund families. RCM also offers institutional brokerage services in a variety of products.

Fund Transfer Agent and Administrator. UMB Fund Services, Inc. ("UMBFS"), a Wisconsin corporation, provides transfer agency, administrative and fund accounting services to the Fund. UMBFS is a full service U.S. mutual fund back office servicing company, which provides administration, fund accounting, transfer agency and dividend disbursing agency services to mutual funds.


14
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                               ABOUT YOUR ACCOUNT

                             HOW TO PURCHASE SHARES

Shares of the Fund may be purchased directly from the Fund, or through an existing brokerage account held by the investor if the broker has an arrangement with the Fund. The Fund reserves the right to reject any specific purchase order and to close the Fund to new or existing investors at any time. You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

The minimum initial investment in the Fund is $10,000, although for IRA accounts the minimum initial investment is $5,000. The minimum subsequent purchase amount is $1,000 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more. Minimum investment requirements may be waived by the Fund for employer-sponsored retirement plan accounts. The Fund reserves the right to change its investment minimums at any time.

The price paid for Fund shares is the net asset value per share ("NAV") next determined following the receipt of the purchase order in good order by the Fund's transfer agent. "Good order" is defined as including all required account information and payment, or instructions for payment by wire or from a broker.

A purchase in "good order" must include the following:

      (1)   The name of the Fund and the shareholder account number, if issued.

      (2)   The amount of the transaction (specified in dollars or shares).

      (3) Signatures of all owners, exactly as they are registered on the account.

      (4) Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

Any purchase orders or funds received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed at the next business day's closing NAV.

All shares (including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place. No share certificates will be issued except for shareholders who are required by regulation to hold certificates. Instead, an account will be established for each shareholder and all shares purchased will be held in book entry form by the investor's brokerage firm or by the Fund, as the case may be. Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.


                                                                              15
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AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      HOW TO PURCHASE SHARES - (continued)

Calculation of Net Asset Value. The Fund's NAV is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the Exchange is open for business. The NAV is determined by dividing the total closing market value of the Fund assets (i.e., portfolio investments, cash, other assets and accrued income), less Fund liabilities (i.e., accrued expenses and other liabilities), by the number of outstanding shares of the Fund.

In determining the NAV, securities held by the Fund are valued based on market quotations, or if market quotations are not readily available or are unreliable, at their fair value as determined in good faith under procedures established and supervised by the Board of Trustees. Certain short-term debt instruments used to manage the Fund's cash are valued on the basis of amortized cost.

Fair Value Pricing. The Fund from time to time invests in securities that are not actively traded. Securities for which market quotations are not readily available or are not reliable are carried at their fair value as determined in good faith by the Fund, under the supervision of the Fund's Board of Trustees.

Fair value pricing may be used under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded or suspension of trading in the security. In addition, the Fund may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be open on days or times when U.S. markets are closed and many foreign markets close before the Fund values its securities, normally at 4:00 p.m. Eastern time.

When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Fund. Consequently, the Fund's NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund.

The use of fair value pricing seeks to protect long-term Fund investors from certain short-term investors who may seek to take advantage of the Fund by exploiting discrepancies between a security's market quotations that may no longer be accurate, and the current fair value of that security.

Purchasing Shares Through A Broker. Some brokers have arrangements with the Fund to offer Fund shares. Brokers may charge transaction fees for purchases and sales of the Fund. Contact your broker for additional information regarding availability of the Fund and any transaction fees they may charge for Fund purchases. Your purchase order will be processed at the NAV next determined after receipt of your order in proper form by the broker. See the definition of "good order" under the section "How to Purchase Shares" presented above.


16
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                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                      HOW TO PURCHASE SHARES - (continued)

Direct Investment - Opening an Account and Purchasing Shares

To purchase shares directly from the Fund, an Account Application must be completed and signed. If you have any questions about the Fund or need assistance with your Account Application, please call the Fund at 800-528-3780. Certain types of investors, such as trusts, corporations, associations, partnerships or estates, may be required to furnish additional documents when they open an account. These documents may include corporate resolutions, trusts, wills, and partnership documents, trading authorizations, powers of attorney, or other documents.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship. To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

Note: There are specific Account Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians. Please visit the Fund's website at www.aegisfunds.com or call the Fund at 800-528-3780 to obtain the correct Account Application.

--------------------------------------------------------------------------------
                           IMPORTANT INFORMATION ABOUT
                      PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, Social Security number, date of birth and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.
--------------------------------------------------------------------------------

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AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      HOW TO PURCHASE SHARES - (continued)

By Mail

To open an account at the Fund and purchase shares by mail, you must complete and return the appropriate Account Application with a check made payable to Aegis High Yield Fund. Account Application(s) and checks should be mailed to:

      By Regular Mail:

      Aegis High Yield Fund
      c/o UMB Fund Services, Inc.
      P.O. Box 2175 Milwaukee, WI 53201-2175

      By Overnight Mail:

      Aegis High Yield Fund
      c/o UMB Fund Services, Inc.
      803 West Michigan Street, Suite A
      Milwaukee, WI 53233-2301

By Telephone

You may not make an initial purchase of Fund shares by telephone. Prior to conducting telephone transactions, you must provide the Fund with a completed Account Application and other information, which is described below under "Additional Information Regarding Direct Purchases".

By Internet

You may open a Fund shareholder account through the Fund's website at www.aegisfunds.com. For important information on this feature, see "Fund Transactions through the Fund's Website" below.

By Wire

To open an account at the Fund and wire money for the initial investment, please complete and sign an Account Application, and before wiring the money, call the Fund at 800-528-3780 to provide your name and the name of the bank from which you are wiring money. You should be aware that heavy traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.

Money should be wired to:

      UMB Bank, n.a.
      ABA #101-000-695
      FBO: Aegis High Yield Fund
      Account #9871418413
      (Also include your name in the wiring instructions)


18
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--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                      HOW TO PURCHASE SHARES - (continued)

UMBFS must receive your Account Application in good order to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless UMBFS receives a properly completed and executed Account Application.

Please note that the Fund is offered and sold only to persons residing in the United States or U.S. territories.

Additional Information Regarding Direct Purchases

All purchases must be made in U.S. Dollars and checks must be drawn on U.S. banks. The Fund will not accept a check endorsed over by a third party. A charge of $25.00 will be imposed if any check used for the purchase of shares is returned unpaid. If you purchased Fund shares by check, you may not receive redemption proceeds from a subsequent redemption request until there is reasonable belief that the check has cleared, which may take up to 15 calendar days after payment has been received.

Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature. Purchases by ACH transfer may not be made during this time. You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling 800-528-3780. You must have ACH instructions on your account in order to conduct online purchases. With respect to purchases made by telephone, the Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, the Fund and its agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

Direct Investment - Purchasing Additional Shares

By Mail

Make your check payable to Aegis High Yield Fund, indicate your account number on the check, and mail it to the Fund at the address set forth under "Direct Investment - Opening an Account and Purchasing Shares-By Mail".

By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780. You may call the Fund at 800-528-3780 to purchase shares in an existing account. Investments made by

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      HOW TO PURCHASE SHARES - (continued)

electronic funds transfer must be from a pre-designated bank account and in amounts of at least $1,000 and not greater than $100,000, and will be effective at the NAV next computed after your instruction is accepted by UMBFS.

By Internet

You may purchase shares in an existing account through the Fund's website at www.aegisfunds.com. To establish online transaction privileges, you must enroll through the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780. For important information on this feature, see "Fund Transactions through the Fund's Website" below.

By Wire

You may also wire money to UMB Bank per the instructions set forth above under "Direct Investment - Opening an Account and Purchasing Shares-By Wire". Prior to wiring money to purchase additional shares of the Fund, please contact the Fund to provide your name, Fund account number, and the name of the bank from which you are wiring money.

Automatic Investment Plan

The Automatic Investment Plan allows you to purchase shares of the Fund through pre-authorized transfers of funds from your bank account. Under the Automatic Investment Plan, you may make subsequent minimum purchases on a monthly or quarterly basis of $100 or more. You can establish the Automatic Investment Plan for your account by completing the appropriate section of the Account Application.


20
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--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES

How to Redeem Shares through a Broker

You may sell Fund shares held in a brokerage account by submitting a redemption request to your broker. If you redeem shares of the Fund held in a brokerage account with a broker-dealer, you should be aware that there may be a charge to you for such services.

You may transfer your shares from the street or nominee name account of one broker-dealer to another, as long as both broker-dealers have arrangements with the Fund. The transfer will be processed after the Fund's transfer agent receives authorization in good order from your delivering securities dealer.

How to Redeem Shares from Direct Investment

You may redeem shares as described below on any day the Fund is open for business. Shares will be redeemed at the next determined NAV after the Fund's transfer agent receives the redemption request in good order. Redemption requests received after the close of trading on the New York Stock Exchange will be processed at the closing NAV for the following business day.

By Mail

To redeem shares from your Fund account, you may send a request in good order to the Fund at:

      By Regular Mail:

      Aegis High Yield Fund
      c/o UMB Fund Services, Inc.
      P.O. Box 2175 Milwaukee, WI 53201-2175

      By Overnight Mail:

      Aegis High Yield Fund
      c/o UMB Fund Services, Inc.
      803 West Michigan Street, Suite A
      Milwaukee, WI 53233-2301

By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780. You may redeem Fund shares by calling 800-528-3780. Redemption proceeds will be mailed directly to you or electronically transferred to your pre-designated bank account. You may redeem as little as $500 and as much as $100,000 by telephone redemption. Unless you decline telephone privileges on your Account Application, as long as the Fund and its agents take reasonable measures to verify the order, you will be responsible for any fraudulent telephone order.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                       HOW TO REDEEM SHARES - (continued)

By Internet

You may redeem your Fund shares through the Fund's website at www.aegisfunds.com. To establish online transaction privileges you must enroll through the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780. For important information on this feature, see "Fund Transactions through the Fund's Website" below.

Additional Information Regarding Redemptions of Direct Investments

A redemption request in good order must include the following:

      (1)   The name of the Fund and the shareholder account number.

      (2)   The amount of the transaction (specified in dollars or shares).

      (3) Signatures of all owners, exactly as they are registered on the account.

            Note: For redemptions with a value greater than $100,000, all shareholder signatures must be medallion guaranteed. Each signature for redemptions greater than $100,000 must be medallion guaranteed by an eligible guarantor institution as such term is defined in Rule 17Ad-15 under the Securities and Exchange Act of 1934, which includes FDIC-insured banks, most securities firms, most credit unions, or other eligible guarantor. A notary public is not an acceptable guarantor.

      (4)   Share certificates, if held by the shareholder.

      (5) Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

If you have any questions about what is required for your redemption request, please call the Fund at 800-528-3780.

Payment will normally be made by the Fund within one business day, but not later than seven calendar days after receipt of the redemption request. However, payment of redemption proceeds for shares purchased directly by check may be delayed until the check has cleared, which may be up to 15 days from the date of purchase. In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.


22
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--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                             HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for shares of the Aegis Value Fund. An exchange between funds is a sale and purchase transaction, and therefore is a taxable event. A written exchange request may be mailed to one of the addresses listed above under "How to Redeem Shares from Direct Investment - By Mail". Such request must be in good order, as described above under "Additional Information Regarding Redemption Requests of Direct Investments". Exchange requests may be made by telephone or through the Internet, if you have established these privileges with the Fund. Exchanges are processed at the respective NAV of each fund next determined after the receipt of the exchange request.

The shares of the Aegis Value fund are offered through a separate Prospectus. You should consider the Aegis Value Fund's investment objectives, risks, charges and expenses carefully before investing. To receive the Prospectus which contains this and other information about the Aegis Value Fund, please call
(800) 528-3780. Please read the Prospectus carefully before investing.

Excessive exchanges can harm the management of the Fund and increase the Fund's costs for all shareholders. Therefore, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, the Fund permits no more than four exchanges per account, tax identification number, Social Security number or related investment group into or out of the Fund in any one-year period. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject any exchange, at any time for any reason.

Fund Transactions through the Fund's Website

You may visit us online at the Fund's website at www.aegisfunds.com. In addition to checking your Fund account balance, you may purchase, redeem or exchange shares of the Fund through the website. You may establish online transaction privileges by enrolling on the website. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-528-3780. You will be required to enter into a users' agreement through the website in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online, you must also have ACH instructions on your account. If you opened your account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check or, if your account has bank information, by wire or ACH.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record. Redemptions from accounts established through the website will be paid only to the bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      HOW TO EXCHANGE SHARES - (continued)

used for transactions through the Fund's website. The Fund imposes a maximum of $100,000 on purchase and redemption transactions through the website. Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, and unregulated environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software and systems provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing, redeeming or exchanging shares by another method. Neither the Fund, UMBFS, nor the Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Fund, UMBFS, nor the Advisor will be liable for any loss, liability cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Additional Information Regarding Purchases and Redemptions

Redemptions In Kind. The Fund reserves the right to redeem in kind. The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940. As a result of this election, the Fund will pay all redemptions up to the lesser of $250,000 or 1% of the Fund's assets in cash that are requested by a shareholder during any 90-day period. More information on redemption in kind is available in the SAI.

Retirement Distributions. A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation and determination of the withholding requirement applicable to the distribution. If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.

Account Minimum. The Fund requires that a shareholder maintain a minimum of $1,000 in an account to keep the account open. The Fund may, upon 30 days' prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value less than $1,000.

Responsibility for Fraud. The Fund will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an

--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                      HOW TO EXCHANGE SHARES - (continued)

account is authorized to do so. Please protect your account information and keep it private. Contact the Fund immediately about any transactions you believe to be unauthorized.

Frequent Purchases and Redemptions of Fund Shares. Frequent purchases and redemptions of Fund shares by Fund shareholders may present risks for other shareholders of the Fund. These risks may include, among others, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio, and increased brokerage and administrative costs.

Although it has determined that the frequent purchase and redemption of Fund shares has not been, and is not likely to be, a material operating issue of the Fund, the Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. These policies and procedures take into account the historic volatility of the Fund's NAV, the Fund's investment of at least a portion of its assets in liquid securities, and the Fund's limitations on exchange privileges. The Board may amend the policies and procedures without prior notice to shareholders.

The Fund is intended for long-term investment. The Fund discourages frequent purchases and redemptions of Fund shares that are counter to the interests of all the Fund's shareholders. The Fund has no side arrangements with any party permitting frequent purchases and redemptions of Fund shares. The Fund reserves the right to reject or limit purchases or exchanges or to close or otherwise restrict shareholder accounts for any reason including a history of frequent purchases and redemptions of Fund shares.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Fund's policies and procedures with respect to frequent purchases and redemptions of Fund shares. These transactions include, but are not limited to, reinvestment of distributions, automatic investment or withdrawal plans, transactions initiated by a plan sponsor, and certain transfers of shares.

In consultation with the Fund's Chief Compliance Officer, the Fund monitors shareholder accounts, including omnibus accounts, on a systematic basis by employing parameters to observe the intervals between and size of a shareholder's purchases and redemptions. Though the monitoring methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund will consider imposition of shareholder account restrictions when frequent shareholder transactions are made that may be judged to be counter to the interests of all the Fund's shareholders. The Fund may take action to impose account restrictions even if historically applied parameters are not met.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                      HOW TO EXCHANGE SHARES - (continued)

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, such as brokers. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the shareholders is not known to the Fund. With respect to the omnibus accounts, the Fund will rely on reports provided by the financial intermediary. In addition, the Fund has entered into agreements with the intermediaries that will require an intermediary to provide the Fund with information, upon the Fund's request, about shareholders' identities and their transactions in Fund shares. These agreements also require a financial intermediary to execute instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund shares by any shareholder identified by the Fund. The Fund may accept undertakings from intermediaries to enforce frequent trading policy limitations on behalf of the Fund. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect frequent purchases and sales in omnibus accounts.

While the Fund will systematically seek to take actions (directly and with the assistance of financial intermediaries) that will detect and monitor frequent purchases and sales, the Fund does not represent that all or any such trading activity will necessarily be restricted or minimized. Transactions placed in violation of the Fund's policies are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund expects to declare and pay income dividends monthly, representing substantially all of the net investment income of the Fund. Capital gains, if any, may be distributed annually by the Fund, generally in December. The amount of the Fund's distributions will vary and there is no guarantee the Fund will pay dividends.

To receive a distribution, you must be a shareholder of the Fund on the record date. The record dates for the Fund's distributions will vary. Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund's shares by the amount of the distribution and the amount of the distribution may be taxable.

Distributions may be taken in cash or in additional shares at net asset value. Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, to receive dividends and capital gain distributions in cash.

--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                        TAX CONSEQUENCES OF AN INVESTMENT

Generally, distributions from the net investment income of the Fund and short-term capital gains are treated as dividends for tax purposes, and long-term capital gain distributions are treated as long-term capital gains, regardless of how long shares have been held. Distributions from the Fund are taxable when paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31. Each January, the Fund or your custodian broker will mail a statement that shows the tax status of the distributions you received for the previous year.

Current tax law generally provides for a maximum tax rate for taxpayers which are individuals, trusts or estates, of 15% on long-term capital gains and from certain qualifying dividends. These rates do not apply to corporate taxpayers.

The following are guidelines for how certain distributions by the Fund are generally taxed to taxpayers which are individuals, trusts or estates:

      o Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
            Note: distributions of earnings from dividends paid by certain "qualified foreign corporations" may also qualify for the lower tax rates on qualifying dividends.

      o A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

      o Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Taxation Upon Sale of Shares

The redemption of shares of the Fund is a taxable event, and a shareholder may realize a capital gain or a capital loss. The Fund or your custodian broker will report to redeeming shareholders the proceeds of their sales. The individual tax rate on any gain from the sale of your shares depends on how long you have held your shares. The Fund is not responsible for computing your capital gains or capital losses on the redemption of shares.

Fund distributions and gains from the sale of Fund shares will generally be subject to state and local income taxes. Non-U.S. investors may be subject to U.S. withholding taxes. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                TAX CONSEQUENCES OF AN INVESTMENT - (continued)

Backup Withholding

By law, some Fund shareholders may be subject to tax withholding on reportable dividends, capital gains distributions, and redemption proceeds. Generally, shareholders subject to this "backup withholding" will be those for whom a taxpayer identification number is not on file with the Fund; or who, to the Fund's knowledge, have furnished an incorrect number; or from whom the IRS has instructed the Fund to withhold tax. In order to avoid this withholding requirement, you must certify on the Account Application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Account Information

The Fund will establish an account for each shareholder purchasing shares directly from the Fund, and send written confirmation of the initial purchase of shares and any subsequent transactions. When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.

Annual Statements

The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions. The Fund will also provide year-end tax information mailed to the shareholder by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service.

Fund Reports

The financial statements of the Fund with a summary of portfolio composition and performance, along with the management's letter to shareholders, will be mailed to each shareholder twice a year.

Householding

Many shareholders have family members living in the same home who also own Fund shares. In order to control costs associated with mailings on behalf of the Fund, the Fund will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address that it has on record for you and your family members living in the same home.

This process, known as "householding," does not apply to account statements, confirmations or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call 800-528-3780. The Fund will resume separate mailings to you within 30 days of your request.

--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                SHAREHOLDER ACCOUNTS AND SERVICES - (continued)

Automatic Reinvestment

Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund. Such distributions will be reinvested at the NAV determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.

Fund Website

The Fund maintains a website for current and prospective investors which contains information about the Fund and its history. The Fund's website address is www.aegisfunds.com. The website allows investors to download Fund documents, view the daily share price and performance history, contact the Fund via e-mail, and provides links to other websites for additional information.

--------------------------------------------------------------------------------
AEGIS / HIGH YIELD FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past four years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Briggs Bunting & Dougherty LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                    For the Years Ended
                                                                        December 31,
                                               ----------------------------------------------------------
                                                  2007          2006             2005             2004
                                               ----------------------------------------------------------
Per share data:
  Net asset value - beginning of year          $    10.69    $    10.17       $    10.14       $    10.00*

Income from investment operations:
  Net investment income                              0.74          0.74             0.56             0.24
  Net realized and unrealized gain/(loss)
    on investments                                  (0.64)         0.74             0.06(1)          0.14
                                               ----------------------------------------------------------
    Total from investment operations                 0.10          1.48             0.62             0.38
                                               ----------------------------------------------------------
Less distributions declared to shareholders:
    Net investment income                           (0.74)        (0.76)           (0.54)           (0.24)
    Net realized capital gain                       (0.12)        (0.20)           (0.05)              --
                                               ----------------------------------------------------------
      Total distributions                           (0.86)        (0.96)           (0.59)           (0.24)
                                               ----------------------------------------------------------
Net asset value - end of year                  $     9.93    $    10.69       $    10.17       $    10.14
                                               ==========================================================
Total investment return                              0.74%        15.13%            6.26%            3.86

Ratios (to average net assets)/
  supplemental data:
Expenses after reimbursement                         1.20%         1.20%(2)         1.20%(2)         1.20%(2)
Expenses before reimbursement                        3.21%         5.15%            3.91%            3.82%
Net investment income                                7.06%         7.12%            5.06%            2.69%
Portfolio turnover                                     37%           58%              31%              21%
Net assets at end of year (000's)              $    7,553    $    3,224       $    2,708       $    3,034

----------
*     Fund commenced operations January 1, 2004.

(1) The amount shown for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

(2) Ratio after expense reimbursement, before fees paid indirectly, is 1.20% for each year.

--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                  APRIL 29, 2008
--------------------------------------------------------------------------------

                                    APPENDIX

Ratings of Long-Term Corporate Debt Securities

 Moody's       S&P        Fitch                      Definition
---------   ---------   ---------   --------------------------------------------
   Aaa         AAA         AAA      Highest quality
    Aa          AA          AA      High quality
    A           A           A       Upper medium grade
   Baa         BBB         BBB      Medium grade
    Ba          BB          BB      Lower medium grade (somewhat speculative)
    B           B           B       Low grade (speculative)
   Caa         CCC         CCC      Poor quality (may default)
    Ca          CC          CC      Most speculative
    C           C           C       Default is imminent
    C           D           D       In default

--------------------------------------------------------------------------------

                             AEGIS / HIGH YIELD FUND

                           c/o UMB Fund Services, Inc.
                                  P.O. Box 2175
                            Milwaukee, WI 53201-2175
                              Phone: (800) 528-3780
                          Internet: www.aegisfunds.com

                              FOR MORE INFORMATION:

You can learn more about the Aegis High Yield Fund in the following documents:

Annual/Semi-Annual Report to Shareholders

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The Statement of Additional Information (SAI) contains more information about the Fund, its investments and policies, including the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings. The SAI is incorporated by reference into (and is legally a part of) this Prospectus.

For a free copy of the Fund's current annual/semi-annual report or the SAI, or to request other information about the Fund or to make shareholder inquiries, please call the Fund at (800) 528-3780 or visit the Fund's website at www.aegisfunds.com.

You can also obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, D.C. (telephone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfosec.gov. You may also visit the SEC's Internet site at www.sec.gov, where information about the Fund is available in the Commission's EDGAR database.

Investment Company Act file # 811-21399

--------------------------------------------------------------------------------

                                 THE AEGIS FUNDS

                              AEGIS HIGH YIELD FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 29, 2008









This Statement of Additional Information ("SAI") supplements the current Prospectus of Aegis High Yield Fund (the "Fund") dated April 29, 2008. This SAI does not present a complete picture of the various topics discussed and should be read in conjunction with the Prospectus. Although this SAI is not itself a Prospectus, it is, in its entirety, incorporated by reference into the Prospectus. The audited financial statements included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2007 are incorporated herein by reference. A copy of the Prospectus or Annual or Semi-Annual Report to Shareholders may be obtained without charge by contacting the Fund at 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201 (800) 528-3780. Please retain this document for future reference.

                                Table of Contents

                                                                            Page

Description of the Fund and Its Investments and Risks..........................1

Management of the Fund.........................................................7

Proxy Voting Policy...........................................................10

Principal Holders of Shares...................................................11

Investment Advisory Services..................................................11

Distributor...................................................................13

Fund Administrator and Transfer Agent.........................................13

Custodian.....................................................................13

Independent Registered Public Accounting Firm.................................13

Brokerage Allocation..........................................................13

Organization and Capitalization...............................................14

Purchase, Redemption and Pricing of Shares....................................15

Tax Status....................................................................15

Financial Statements..........................................................17

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS.................................18

Description of the Fund and Its Investments and Risks

The Aegis Funds (the "Trust") is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. A board of five Trustees is responsible for overseeing the Trust's affairs. The Trust currently offers one investment series, the Aegis High Yield Fund (the "Fund"). The Fund is a diversified fund. Shares of the Fund are sold and redeemed without any fees or sales charges; therefore, the Fund is a "no-load" mutual fund.

      Fund Investment Policies. The following investment policies and limitations supplement those set forth in the Fund's Prospectus. As stated in the Prospectus, the Fund's investment goal is to seek maximum total return with an emphasis on high current income. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations. It should be noted that Item 3 below regarding borrowing, and the limitation on ownership of restricted/illiquid securities discussed further below, will be applied at all times and not just at the initial time of the transaction.

      Fundamental Investment Policies

      The Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund. Except for the fundamental investment policies set forth below, the Fund's investment goal, policies and limitations described in this SAI are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified sixty days prior to a material change in an operating policy affecting the Fund.

      The Fund may not, as a matter of fundamental policy:

      1) With respect to 75% of its total assets, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer, nor (b) purchase more than 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies.

      2) Invest 25% or more of its total assets in securities or issuers in any one industry. This restriction does not apply to investments in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.

      3) Borrow money, except that the Fund may (i) enter into reverse repurchase agreements, (ii) borrow money only from a bank and only in an amount up to one-third of the value of the Fund's total assets, and (iii) borrow money in an additional amount up to 5% of the value of the Fund's assets on a secured or unsecured basis from banks for temporary or emergency purposes.

      4) Loan money, except by the purchase of bonds and other debt obligations or by engaging in repurchase agreements. However, the Fund may lend its securities in an amount up to one-third of its total assets to qualified brokers, dealers or institutions (provided that such loans are fully collateralized at all times).

      5)    Issue senior securities, as defined in the 1940 Act.

      6) Underwrite securities of others, except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

      7) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real property or interests therein, or instruments secured by real estate or interests therein.

      8) Purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With respect to Item 8 above, while the Fund has reserved the authority to invest in commodities and commodities futures contracts to the extent permitted by the 1940 Act, the investment adviser has no present intention to utilize investments of this type for the Fund.

      Temporary Defensive Position. For temporary defensive purposes, the Fund may hold 100% of its total assets in cash reserves during times of unusual market volatility or a persistently declining market. At these times, the Fund will hold cash, money market funds, repurchase agreements on government securities, short-term government securities, government agency securities, or commercial paper with maturities generally less than sixty days. Such a temporary defensive position will mean that the Fund's portfolio will have a shorter weighted average maturity than normal (i.e. in the three-to-eight year range) and that typically yields on these short-term securities will be lower than the yields on the debt securities in which the Fund normally invests. A temporary defensive position may, therefore, be inconsistent with the Fund's investment goal.

      Portfolio Turnover. The Fund makes long-term investments and does not engage in any short-term trading strategies. The Fund calculates its portfolio turnover rate by dividing the lesser of portfolio purchases or portfolio sales, excluding short-term securities, by the average month-end value of portfolio securities owned by the Fund during the fiscal year. The Fund's portfolio generally consists of intermediate-term high-yield bonds having a weighted average maturity in the three-to-eight year range.

While the Fund's portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio, it is anticipated that the Fund's average portfolio turnover will not exceed 50% annually. It is the intention of the Fund to hold its securities as long as they remain undervalued and to benefit from the lower transaction costs available to long-term holders of fixed income securities. However, when circumstances warrant, securities will be sold without regard to their holding period.

      Disclosure of Portfolio Holdings. To prevent the misuse of nonpublic information about the Fund's portfolio holdings, and provide fair disclosure to all investors, it is the policy of the Fund and its affiliated persons not to disclose to third parties nonpublic information of a material nature about the Fund's specific portfolio holdings.

Disclosure of nonpublic information about the Fund's specific portfolio holdings may be made only when the Fund has a legitimate business purpose for making the disclosure, such as making disclosures to the Fund's service providers to facilitate the performance of their duties to the Fund. Nonpublic information about the Fund's portfolio holdings is made available to the Fund's Advisor, brokers, custodian, printer, accountants, transfer agent and counsel and, as applicable, each of their respective affiliates and advisers. These service providers have either an explicit duty to keep the information confidential pursuant to a confidentiality agreement, or an implied duty to keep the information confidential pursuant to instructions from the Fund to keep the information confidential. In order for the Fund to disclose nonpublic information about specific portfolio holdings, in addition to a legitimate business purpose, the Fund must also have a reasonable belief that the recipient(s) will refrain from trading on the basis of material non-public information that may be included in these disclosures.

The Fund cannot guarantee that third parties will honor instructions or conform to explicit duties to keep non-public portfolio holdings information confidential. It is possible that a third party may not honor its confidentiality obligation, in which case the Fund may lose an investment advantage it might have otherwise had, had the third party honored its confidentiality agreement or honored the Fund's instructions.

In addition, the Fund's executive officers, or their designee(s), may authorize disclosure of the Fund's portfolio holdings to other persons after considering: the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, and any conflicts of interest between the Fund's shareholders and the interests of the Advisor and any of its affiliates. Disclosure of non-public portfolio holdings to third parties may only be made if an executive officer determines that such disclosure is not impermissible under applicable law or regulation. If an executive officer has authorized the disclosure of the Fund's non-public portfolio holdings, the officer will promptly report such authorizations to the Fund's Chief Compliance Officer. The Chief Compliance Officer will report such authorizations to the Board. If the Board determines that the authorization was inconsistent with the Fund's policy, the Chief Compliance Officer will take appropriate actions to cease the disclosure.

The Fund has procedures for preventing the unauthorized disclosure of material nonpublic information about the Fund's portfolio holdings and prohibits any person from receiving compensation or consideration of any kind in connection with any disclosures of portfolio holdings. The Fund and the Advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

The Fund publicly files a portfolio report on a quarterly basis, either by way of a shareholder report or a filing on Form N-Q, within 60 days of the end of each fiscal quarter. These reports are available to the public by calling the Fund at (800) 528-3780, and on the SEC's website at http://www.sec.gov.

      Investment Policies, Principal Investment Strategies and Risk Factors

Principal Investment Strategies

      Lower-Rated Debt Securities. Under normal circumstances, the Fund invests at least 80% of its assets in high yield fixed income securities. The Fund invests in a diversified portfolio of lower-quality, high-risk U.S. and foreign corporate bonds, commonly referred to as high-yield bonds (or "junk bonds") that are rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Ratings ("Fitch") (which may include bonds having default credit ratings), or that are unrated but are considered by the Fund's investment advisor, Aegis Financial Corporation (the "Advisor"), to be of comparable quality.

High-yield bonds have speculative characteristics, and changes in economic conditions or other circumstances are much more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. For purposes of the Fund's 80% investment strategy, "assets" of the Fund means net assets plus the amount of any borrowings for investment purposes. See Appendix A for further information on credit ratings. The Fund may also invest up to 20% of its assets in other types of investments that are in addition to its investments in lower-rated debt securities. Due to the nature and amount of the Fund's assets that may be committed to such other investments, the Fund does not designate any investment strategies as non-principal strategies.

      Risk Factors. The following special considerations are additional risk factors associated with the Fund's investments in lower-rated debt securities:

      1) Youth and Growth of the Lower-Rated Debt Securities Market. The market for lower-rated debt securities is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the Fund's portfolio, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. An investment in the Fund is more risky than investment in shares of a fund that invests only in higher-rated debt securities.

      2) Sensitivity to Interest Rate and Economic Changes. Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Where it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of Fund shareholders.

      3) Liquidity and Valuation. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be more market price volatility for these securities and limited liquidity in the resale market. Non-rated securities are usually not as attractive to as many buyers as rated securities, a factor that may make non-rated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

            Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities owned by the Fund will affect its net asset value per share. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

      Foreign Securities. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund's share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

      Defaulted or Bankrupt Securities. The Fund may invest in securities that are in, have been in or about to enter default or bankruptcy or are otherwise experiencing severe financial or operational difficulties. Investment by the Fund in defaulted securities poses the risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund's net asset value.

Although defaulted or bankrupt securities may already be trading at substantial discounts to prior market values, there is significant risk that the financial, legal or other status of the issuer may deteriorate even further. Access to financing is more difficult for distressed issuers, and relationships with customers and vendors often get worse as the issuer's financial posture weakens. Financial restructurings are subject to numerous factors beyond the control or anticipation of any of the parties involved, and the eventual timing and form of restructuring may be far different than anticipated by the Advisor.

Furthermore, publicly available information concerning defaulted or bankrupt securities is often less extensive and less reliable in comparison to other securities. Consequently, the market for these assets is often inefficient in comparison to securities traded on major securities exchanges and short-term volatility can be extreme.

      Borrowing and Leveraging. The Fund may borrow up to 33-1/3% of its assets in order to meet redemption requests or to make investments (a practice known as "leveraging"). Borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund will be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, its portfolio securities. The Fund may also borrow money in an additional amount up to 5% of the value of its assets at the time of such borrowings for temporary or emergency purposes.

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased, which will reduce net income.


      Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act. Such loans of assets to securities firms and financial institutions are secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. Any such investment of cash collateral will be subject to the Fund's investment risks. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. The principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible delays in the recovery of collateral or even a loss of rights in the collateral should the borrower fail to return the securities loaned or become insolvent. In addition, the Fund may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are "qualified" under the creditworthiness guidelines established by the Board.


      Restricted/Illiquid Securities. The Fund may invest in securities acquired in a privately negotiated transaction directly from the issuer or a holder of the issuer's securities and which, therefore, could not ordinarily be sold by the Fund except in another private placement or pursuant to an effective registration statement under the Securities Act of 1933 or an available exemption from such registration requirements, which may include Rule 144A securities. Rule 144A securities are securities that are restricted as to resale among those eligible institutional investors that are referred to in Rule 144A under the Securities Act of 1933 as "qualified institutional buyers" (or "QIBs"). The Fund will not invest in any such restricted or illiquid securities which will cause the then aggregate value of all such securities to exceed 15% of the value of the Fund's net assets, and such limitation will apply at all times, not just at the time of initial purchase. Restricted and illiquid securities will be valued in such manner as the Fund's Board of Trustees in good faith deems appropriate to reflect their fair value. The Board of Trustees has delegated to the Advisor the duty for determining the value of the Fund's securities, including any restricted or illiquid securities held by the Fund. The purchase price, subsequent valuation and resale price of restricted securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less marketable. The amount of the discount from the prevailing market price will vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions. Investments in restricted and illiquid securities involve certain risks. Investments in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if QIBs are unwilling to purchase these Rule 144A securities and they must be deemed illiquid. Illiquid securities may be difficult to dispose of at a fair price when the Fund believes that it is desirable and timely to do so. The market prices of illiquid securities are generally more volatile than those for more liquid securities.

      Management of the Fund

      Board of Trustees. The operations of the Trust are supervised by its Board of Trustees, who are responsible for representing the interests of the Fund's shareholders. The Trustees' duties are established by state and federal law. In general, Trustees have a duty to exercise care and prudent business judgment in their oversight of the Fund. Trustees also have a duty to exercise loyalty to the Fund's shareholders which requires them to act in good faith, avoid unfair dealing, and resolve any conflicts of interest in favor of the Fund and its shareholders.


The Board has five members, three of whom are not "interested persons" as that term is defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"). The two remaining Trustees are also officers and directors of the Advisor and are, therefore, considered to be "interested persons" of the Fund ("Interested Trustees"). The Board annually elects the officers of the Trust to actively supervise the day-to-day operations of the Trust. The Trustees serve for an indefinite period.


Information about each officer and Trustee of the Trust is provided in the table below:


                                                                                             Number of
                            Position(s) Held                                               Portfolios in
                              with Fund and                                                 Fund Complex             Other
     Name, Age, and          Length of Time             Principal Occupation(s)             Overseen by          Directorships
         Address                 Served                   During Past 5 Years                 Trustee           Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees*
Eskander Matta Age: 37     Trustee since 2003   Senior Vice President of Internet                2                   None
550 California Street,                          Services Group, Wells Fargo & Co.
2nd Floor                                       since 2002.
San Francisco, CA  94111

David A. Giannini**        Trustee since 2006   Institutional equity sales and                   2                   None
Age:  54                                        research with Scarsdale Equities since
30 Rockefeller Plaza                            2006; institutional equity sales and
Suite 4250                                      research with Sanders Morris Harris,
New York, NY                                    1997-2006.
10112

V. Scott Soler**           Trustee since 2007   Managing Director of Quantum Energy              2            Action Energy, Inc.
Age:  39                                        Partners since 2006; Research analyst
777 Walker Street                               and Managing Director of Morgan
Suite 2530                                      Stanley, 1996-2006.
Houston, TX 77002

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                            Position(s) Held                                               Portfolios in
                              with Fund and                                                 Fund Complex             Other
     Name, Age, and          Length of Time             Principal Occupation(s)             Overseen by          Directorships
         Address                 Served                   During Past 5 Years                 Trustee           Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees***
William S. Berno         President and Trustee  President and Managing Director of               2                   None
Age: 54                    since 2003; Chief    Aegis Financial Corp. since 1994;
1100 N. Glebe Rd.,         Compliance Officer   Chief Compliance Officer of Aegis
Suite 1040                     since 2007       Financial Corp. since 2007.
Arlington, VA  22201

Scott L. Barbee          Treasurer and Trustee  Treasurer and Managing Director of               2                   None
Age: 36                       since 2003;       Aegis Financial Corp. since 1997;
1100 N. Glebe Rd.,        Secretary since 2006  Secretary of Aegis Financial Corp.
Suite 1040                                      since 2007.
Arlington, VA  22201

-----------------------------------------------------------------------------------------------------------------------------------

* The "Independent Trustees" are those Trustees that are not considered "interested persons" of the Fund, as that term is defined in the 1940 Act.


** Messrs. Gianni and Soler were elected by the shareholders to serve as Trustees of the Fund on April 20, 2007.

*** Mr. Berno and Mr. Barbee are each considered to be "Interested Trustees" because of their affiliation with the Advisor.

      Committees of the Board. The Board has two committees: an Audit Committee and a Nominating and Corporate Governance Committee. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Committee also pre-approves of all audit and non-audit services to be provided by the independent auditors. The members of the Audit Committee include all of the Board's Independent Trustees: Messrs. Matta (Chairperson), Soler and Giannini. The Audit Committee met once during fiscal year 2007.

The Nominating and Corporate Governance Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. In addition, this Committee also performs various tasks related to Board governance procedures, including, without limitation, periodically reviewing Board composition and Trustee compensation, reviewing the responsibilities of Board committees and the need for additional committees. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee met once during fiscal year 2007.


      Share Ownership by Trustees. As of April 3, 2008, the officers and Trustees of the Fund as a group owned 31.01% of the outstanding shares of the Fund. As of December 31, 2007, the Trustees of the Fund owned the following dollar amounts of shares in the Fund and Fund complex:

                                                                       Aggregate Dollar Range of Equity
                                                                       Securities in All Funds Overseen
                                     Dollar Range of Equity                  by Trustee in Family
Name of Trustee                      Securities in the Fund                of Investment Companies
---------------------------------------------------------------------------------------------------------------
Independent Trustees
Eskander Matta                                None                             $50,001-$100,000

David A. Giannini*                            None                             $10,001-$50,000

V. Scott Soler*                               None                             $10,001-$50,000


Interested Trustees

William S. Berno                         over $100,000                          over $100,000

Scott L. Barbee                          over $100,000                          over $100,000
---------------------------------------------------------------------------------------------------------------

* Messrs. Gianni and Soler were elected by the shareholders to serve as Trustees of the Fund on April 20, 2007.


      Compensation. The Trust does not pay any fees or compensation to its officers or Interested Trustees, but the Independent Trustees each receive a fee of $1,000 for each meeting of the Board of Trustees which they attend and $500 for each committee meeting. In addition, the Trust reimburses its Independent Trustees for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust offers no retirement plan or other benefits to its Trustees.

The following table sets forth information regarding the compensation of the Independent Trustees by the Fund and the Fund complex for the fiscal year ended December 31, 2007:


                                            Aggregate Compensation           Total Compensation from the
Independent Trustee                             from the Fund                   Fund and Fund Complex
---------------------------------------------------------------------------------------------------------------
Eskander Matta                                      $4,500                              $9,000

David A. Giannini*                                  $4,500                              $9,000

V. Scott Soler*                                     $3,000                              $6,500
---------------------------------------------------------------------------------------------------------------

* Messrs. Giannini and Soler were elected by shareholders to serve as Trustees of the Fund on April 20, 2007.


      Code of Ethics. Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with, or with access to, information about the Trust's investment activities. The Board of Trustees and the Advisor have adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1. The Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to receive prior approval of each transaction in a non-exempt security, and are required to report their non-exempt personal securities transactions on a quarterly basis for monitoring purposes. Copies of the Codes of Ethics are on file with the SEC and are available to the public.

The Advisor's Code of Ethics is also designed to comply with the Investment Advisors Act of 1940, as amended. The Board of Trustees has reviewed and approved the Advisor's Code of Ethics.

      Proxy Voting Policy. In accordance with a proxy voting policy approved by the Fund's Board of Trustees, the Advisor votes proxies in a manner that it believes best serves the interest of Fund investors in their capacity as shareholders of a company. As the Fund's investment advisor, the Advisor is primarily concerned with maximizing the value of the Fund's investment portfolio. Consequently, the Advisor has voted and will continue to vote the Fund's proxies based on the principle of maximizing shareholder value. From time to time, the Advisor may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

All proxies are reviewed by the Advisor's designated Proxy Officer. The Proxy Officer votes the proxies in accordance with the result he or she believes is consistent with maximizing the return of the Fund's investment portfolio. As a general matter, the Advisor typically votes the Fund's proxies in favor of routine corporate housekeeping proposals including the election of directors (where no corporate governance issues are implicated). The Advisor generally votes against proposals for compensation plans deemed to be excessive. For all other proposals, the Advisor foremost considers the economic benefit of the proposal to the Fund's shareholders to determine whether the proposal is in the best interest of shareholders and may take into account the following factors, among others: (i) whether the proposal was recommended by management and the Advisor's opinion of management; (ii) whether the proposals act to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

In the event a decision to vote a proxy cannot be addressed by the existing proxy voting policy, the Proxy Officer will consult with the Lead Portfolio Manager to decide how to vote a proxy. The Proxy Officer will periodically review new types of corporate governance issues and inform the principals of the Advisor regarding issues that are not clearly covered by the proxy voting policy. Upon being so informed, the principals of the Advisor will decide upon appropriate policy changes.

      Conflicts of Interest. The Advisor is sensitive to conflicts of interest that may arise in the proxy decision making process. In proxy voting, there are many potential conflicts of interest between management and shareholders. The Advisor seeks to protect the interests of its clients independently of the views expressed by management of a portfolio company and is committed to resolving all conflicts in its clients' collective best interest. Material conflicts will be reviewed and resolved with outside counsel.

      How to Obtain Aegis High Yield Fund Voting Record. Information regarding how the Advisor voted proxies relating to Aegis High Yield Fund's portfolio securities during the most recent 12-month period ending June 30, 2007 is available without charge upon request by calling the Fund at (800) 528-3780, and on the SEC's website at http://www.sec.gov.

Principal Holders of Shares

      Principal Stockholders. As of April 3, 2008, the following persons were known to the Fund to be beneficial owners of 5% or more of the outstanding shares of the Fund:


     Name and Address                           Percentage Ownership       Type of Ownership
     ----------------------------------------------------------------------------------------------
     William S. Berno(1)                               26.41%                 Beneficial
     1100 N. Glebe Road
     Suite 1040
     Arlington, VA  22201

     National Investor Service Corp.(2)                27.81%                   Record
     55 Water Street, 32nd Floor
     New York, NY 10041

(1) Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to control such company. Accordingly, such shareholder may be able to greatly affect the outcome of a shareholder vote.

(2) National Investor Service Corp. is the clearing subsidiary of TD Ameritrade, a New York Stock Exchange member firm and broker-dealer holding shares in street name for the benefit of its brokerage customers.


Investment Advisory Services

      Investment Advisor of the Fund. The Fund is advised by Aegis Financial Corporation ("the Advisor") under an Investment Advisory Agreement most recently approved by the Board of Trustees on February 29, 2008 and by shareholders on April 20, 2007. The Advisor is a value-oriented investment advisory firm founded in 1994, and manages over $250 million of private client and mutual fund assets.

Each of the principals of the Advisor serves as an officer and director of that firm. William Berno serves as President, Chief Compliance Officer and a board member of the Advisor, and also holds those same positions with the Fund. Scott Barbee serves as Secretary/Treasurer and a board member of the Advisor, and also holds those same positions with the Fund. Mr. Barbee is the principal stockholder of the Advisor and is therefore considered to be a "controlling person" of the Advisor.


      Advisory Services. Under the Investment Advisory Agreement, the Advisor determines the composition of the Fund's portfolio and supervises the investment management of the Fund. The Advisor also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Advisor furnishes at its expense all personnel and office equipment necessary for performance of its obligations under the Agreement and pays the compensation and expenses of the officers and Trustees of the Fund who are affiliated with the Advisor. The Investment Advisory Agreement continues in effect until December 31, 2008, and, after that, will continue in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by a vote of the majority of the Independent Trustees.


The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance; trustee compensation and expenses; expenses of shareholder meetings; and the preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

      Investment Advisory Fees. As compensation for its services to the Fund under the Investment Advisory Agreement, the Advisor is entitled to receive an annual advisory fee of 0.90% of the Fund's average net assets.

The Fund pays the Advisor the advisory fee on a monthly basis, computed based on the average net assets for the preceding month. For its most recent fiscal year ended December 31, 2007, the Fund paid the Advisor total advisory fees of $65,342. For the fiscal year ended December 31, 2006, the Fund paid the Advisor total advisory fees of $24,083, and for the fiscal year ended December 31, 2005, the Fund paid the Advisor total advisory fees of $29,229.

      Expense Limitation Agreement. As a means of reducing the Fund's operating expense ratio, the Advisor has entered into an expense limitation agreement with the Fund pursuant to which the Advisor has agreed to waive fees and/or reimburse the Fund's expenses for the Fund's current fiscal year in order to limit the Fund's total operating expense to 1.20% of the Fund's average daily net assets. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's total annual operating expenses to exceed 1.20% and repayment is made within three years after the year in which the Advisor incurred the expense. The Advisor waived fees and/or reimbursed expenses in the amount of $146,205 for the fiscal year ended December 31, 2007, $105,699 for the fiscal year ended December 31, 2006 and $88,092 for the fiscal year ended December 31, 2005 in accordance with the expense limitation agreement and is entitled to repayment of those amounts in accordance with the terms and conditions of the agreement. The Fund's Board of Trustees will ratify or approve the amount of any repayment to the Advisor or any reimbursed expenses made under the expense limitation agreement.

The Fund's custodian may apply credits against custodial fees in recognition of cash balances of the Fund held by the custodian. These credits may only be used to reduce the Fund's expenses. The credits will not be applied to reduce amounts payable to the Fund by the Advisor under its expense limitation agreement with the Fund.


      Advisory Agreement Approval. The Investment Advisory Agreement was most recently approved by a vote, cast in person, of the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any such party, at their meeting held on February 29, 2008. A discussion of the factors the Trustees considered in approving the Investment Advisory Agreement will be included in the Semi-Annual Report to Shareholders for the period ended June 30, 2008.


      Potential Conflicts of Interest. The Advisor has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager's management of the Fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. The Advisor has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the Advisor will anticipate all potential conflicts of interest.

      Compensation of Portfolio Managers. The Advisor employs portfolio managers to manage its funds and accounts. The lead manager of the Fund, William S. Berno, is paid a salary by AFC, and is eligible for an annual bonus based on the financial results of AFC's fixed income management business. As a shareholder of the Advisor, Mr. Berno also receives a portion of the overall profits of the firm.

      Employees of the Advisor may personally own shares of the Fund. As of December 31, 2007, Mr. Berno beneficially owned shares of the Fund worth more than $1 million. Mr. Berno was not a portfolio manager for any other fixed income accounts as of that date.

Distributor

The Fund formerly served as its own distributor of the Fund's shares. The Fund received no additional compensation related to its services as distributor. As of October 31, 2007, the Fund signed a Distribution Agreement with Rafferty Capital Markets, LLC ("RCM") to retain RCM as its agent to be the principal underwriter in connection with the offer and sale of the Fund's shares. RCM will also review and file all proposed advertisements and sales literature with appropriate regulators. Compensation for the services performed by RCM is paid by AFC from its own resources, not the Fund.

Fund Administrator and Transfer Agent

      UMB Fund Services, Inc. ("UMBFS") serves as the Fund's transfer agent and dividend-paying agent under an agreement dated August 14, 2006. The principal business address of UMBFS is 803 W. Michigan Street, Suite A, Milwaukee, WI 53233. The agreement is effective for successive annual periods, provided it is approved annually by the Fund's Board of Trustees. UMBFS also provides fund accounting services, and coordinates with the Fund custodian; provides various shareholder services; and maintains such books and records of the Fund as may be required by applicable Federal or state law, rule or regulation. Under the agreement, The Fund pays to UMBFS and its custodian affiliate for providing transfer agency, administrative, fund accounting and custodial services a fee equal on an annual basis to 0.10% on the first $300 million in assets, 0.08% on assets between $300 million and $800 million, 0.06% on assets between $800 million and $1.3 billion and 0.04% on assets over $1.3 billion, subject to a minimum annual fee for these services. Such fee does not include certain out-of-pocket and other expenses.

Custodian

      The Fund uses UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri 64106 as its custodian for cash and securities. The Fund has authorized UMB Bank to deposit portfolio securities in several central depository systems, as allowed by Federal law.

Independent Registered Public Accounting Firm

      The Trust has engaged the accounting firm of Briggs Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102 to perform an annual audit of the Fund's financial statements.

Brokerage Allocation


      Portfolio Transactions. As provided in its Investment Advisory Agreement, AFC is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market makers, who act as principals for the securities on a net basis. The Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the net price paid by the Fund usually includes an underwriting concession or dealer spread. The Fund paid total brokerage commissions of $126 in fiscal year 2007, $200 in fiscal year 2006 and $589 in fiscal year 2005.


When purchasing or selling securities in the secondary market, AFC seeks to obtain best execution at the most favorable prices through reputable broker-dealers and, in the case of agency transactions, at competitive commission rates. While AFC seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available. Transactions in smaller or foreign bond issues may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction.

During the period up to February 24, 2006, AFC used BGB Securities, Inc., AFC's affiliated broker-dealer, for brokerage transactions where, in its judgment, AFC was able to obtain a price and execution at least as favorable as other qualified brokers. BGB Securities, Inc. received no brokerage commissions from the Fund in 2007, $110 of brokerage commissions from the Fund in 2006 and $589 of brokerage commissions from the Fund in 2005. These commissions represented 0% of the total commissions paid by the Fund in 2007, 55% of the total commissions paid by the Fund in 2006 and 100% of the total commissions paid by the Fund in 2005, and the trades represented 0% of the aggregate dollar amount of brokerage transactions effected during 2007, 10% of the aggregate dollar amount of brokerage transactions effected during 2006, and 100% of the aggregate dollar amount of brokerage transactions effected in 2005. The percentage of dollar amount of brokerage transactions is lower in fiscal years 2007 and 2006 because AFC no longer uses BGB Securities, Inc. to execute trades for the Fund.

      Brokerage Selection. Allocation of transactions, including their frequency, to various brokers is determined by AFC in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt, efficient and full execution of orders in an effective manner at the most favorable price. Subject to this primary consideration, AFC may also consider the provision of supplemental research services on specific securities, industries or overall market trends in the selection of brokers to execute portfolio transactions. AFC will not take into account the sale of Fund shares when selecting brokers to execute portfolio transactions.

In executing such transactions, AFC makes efforts in good faith to obtain the best net results for the Fund, taking into account such factors as price (including the brokerage commission or dealer spread), size of order, competitive commissions on similar transactions, difficulty of execution and operational facilities of the firm involved and the firm's financial strength and its risk in positioning a block of securities. Such considerations involve judgment and experience, and are weighed by AFC in determining the overall reasonableness of brokerage costs paid. No affiliate of the Fund receives give-ups or reciprocal business in connection with its portfolio transactions.

Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by AFC in servicing all of its accounts and not all of such services may be used by AFC in connection with the Fund.

The Fund's Board of Trustees will review from time to time information on the Fund's portfolio transactions. The Board will also review information concerning the prevailing level of spreads and commissions charged by qualified brokers.

Organization and Capitalization

      Organization. The Trust is a Delaware statutory trust organized on July 11, 2003 and commenced operations on January 1, 2004. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has one investment series, the Fund, which has one class of shares of beneficial interest. The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Shares of Beneficial Interest. The Trust will issue new shares at its most current net asset value. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of Fund shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that expenses allocated to a class of shares may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. The shares, when issued and paid for in accordance with the terms of the prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Purchase, Redemption and Pricing of Shares

      Purchase Orders. Shares of the Fund are offered at net asset value directly by the Fund or through various brokerage accounts. There are no sales charges (loads) or distribution fees. The Fund determines its net asset value as described in the Prospectus.

The Fund reserves the right to reject any specific purchase order in its sole discretion. The Fund also reserves the right to suspend the offering of Fund shares to new investors. Without limiting the foregoing, the Fund will consider suspending its offering of shares when it determines that it cannot effectively invest the available funds on hand in accordance with the Fund's investment policies.

      Redemptions. Shares may be redeemed at net asset value, as described in the Prospectus. The Fund has elected to be governed by Rule 18f-1 of the 1940 Act pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities that the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. See the "Net Asset Value" section of the Prospectus.

      Pricing of Shares. The purchase and redemption price of Fund shares is based on the Fund's next determined net asset value per share. See "How to Purchase Shares" and "How to Redeem Shares" in the Prospectus.


      Arrangements Permitting Frequent Purchases and Redemptions of Fund Shares. The Fund has no arrangements with any party permitting frequent purchases and redemptions of Fund shares. The Fund is intended for long-term investment and discourages frequent purchases and redemptions of Fund shares that are counter to the interests of all the Fund's shareholders.


Tax Status

The information set forth in the Prospectus and the following discussion relate solely to U.S. federal income tax law and assumes that the Fund qualifies to be taxed as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations and is based on current law. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders. Investors are encouraged to consult their own tax advisors with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to their own particular situations.

      General. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed. To qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets. The Fund must also distribute, as ordinary income dividends, at least 90% of its investment company taxable income.

Should the Fund not qualify as a "regulated investment company" under Subchapter M, the Fund would be subject to federal income taxes on its earnings whether or not such earnings were distributed to shareholders. Payment of income taxes by the Fund would reduce the Fund's net asset value and result in lower returns to the Fund's shareholders.

The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a non-deductible 4% excise tax. The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.

The Fund may invest in foreign securities. Some foreign countries withhold income taxes from dividend or interest payments to investors. The Fund either cannot recoup these tax payments in some cases, or can only receive refunds of withheld taxes after a lengthy application process. It is not anticipated that tax withholdings on foreign income will have a material effect on the Fund's investment performance.

      Fund Investments

      Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount." (Alternatively, the Fund may elect to accrue and include in income each year a portion of the market discount with respect to market discount securities. Unless such an election is made, the deduction for some or all of the interest expense incurred to purchase or carry a market discount security may be deferred.)

      Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income or account of such discount is actually received the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      Shareholders

Distributions of the Fund's investment company taxable income (taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) are taxable to you as ordinary income. A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals, trusts and estates at a maximum federal tax rate of 15% (5% for individuals, trusts and estates in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Distributions of the Fund's net capital gain (the excess of net long-term capital gains over net short-term capital losses) generally are taxable to you as long-term capital gain, regardless of how long you have held shares in the Fund.

Distributions that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. Distributions declared in October, November or December and paid in January are taxable as if paid on December 31.

If you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund's shares by the amount of the distribution and the amount of the distribution will be taxable in the manner described above.

In general, you will recognize a gain or loss on a sale or exchange of shares of the Fund in an amount equal to the difference between the amount of your net sales proceeds and your tax basis in the shares. All or a portion of any such loss may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or exchange. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. The deduction of capital losses by U.S. individual shareholders is subject to limitations.

Financial Statements

The Aegis High Yield Fund completed its latest fiscal year of operation on December 31, 2007. Financial statements audited by Briggs Bunting & Dougherty, LLP, the Fund's independent registered public accounting firm, included in the Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 2007 are incorporated herein by reference. To obtain a copy of the Fund's prospectus or Annual Report to Shareholders, please call (800) 528-3780.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


--------------------------------------------------------------------------------


                            MOODY'S INVESTORS SERVICE


--------------------------------------------------------------------------------

CORPORATE AND MUNICIPAL BOND RATINGS:

INVESTMENT GRADE


Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


SPECULATIVE GRADE


Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, e.g., #Aaa.

Moody's assigns conditional ratings (*) to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).


CORPORATE SHORT-TERM DEBT RATINGS


Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.



--------------------------------------------------------------------------------

                                STANDARD & POOR'S

--------------------------------------------------------------------------------
CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Debt rated CC is currently highly vulnerable to nonpayment.


C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.


D: Debt rated D is in payment default. The D rating category is used when debt service payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.


Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS


A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2 and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


--------------------------------------------------------------------------------

                                  FITCH RATINGS

--------------------------------------------------------------------------------

LONG-TERM CREDIT RATINGS

INVESTMENT GRADE


AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.


SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CCrating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, and D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.

A "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA Long-Term rating category or to categories below CCC.


SHORT-TERM CREDIT RATINGS


A Short-Term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. Public Finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.


F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


A "+" may be appended to an F1 rating denote relative status within the category. Indicators are designated as "Positive", indicating a potential upgrade, " Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Expected ratings, denoted by an "(EXP)" suffix, are preliminary ratings that are usually contingent upon the receipt of final documents conforming to information already received.

Variable rate demand obligations and other securities that contain a short-term "put" or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a) (1) Certificate of Trust - Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

            (2) Declaration of Trust - Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

      (b) By-Laws - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

      (c) Not Applicable.

      (d) Investment Advisory Agreement between The Aegis Funds and Aegis Financial Corporation - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

      (e)(1) Distribution Agreement between The Aegis Funds and Rafferty Capital Markets, LLC - Filed herewith.

      (e)(2) Broker-Dealer Agreement between Rafferty Capital Markets, LLC and broker-dealers, banks and other financial institutions - Filed herewith.

      (f) Not Applicable.

      (g) Custodian Agreement between The Aegis Funds and UMB Bank, N.A. - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

      (h) (1) Transfer Agency Agreement between The Aegis Funds and UMB Fund Services, Inc. - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

            (2) Administration and Fund Accounting Agreement between The Aegis Funds and UMB Fund Services, Inc. - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

            (3) Expense Limitation Agreement with Aegis Financial Corporation - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

      (i) Legal Opinion and Consent - Filed herewith.

      (j) Consent of Independent Accountants - Filed herewith.

      (k) Not Applicable.

      (l) Initial Capital Agreement - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

      (m) Not Applicable.

      (n) Not Applicable.

      (p) (1) Code of Ethics of Registrant - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

            (2) Code of Ethics of Aegis Financial Corporation - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

      Other Exhibits:

Power of Attorney of Eskander Matta - Incorporated by reference to the power of attorney filed with Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

Power of Attorney of David A. Giannini - Incorporated by reference to the power of attorney filed with Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 28, 2006.

Power of Attorney of V. Scott Soler - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      No person is directly or indirectly controlled by, or under common control with, the Registrant.


ITEM 25. INDEMNIFICATION

      Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND THEIR OFFICERS AND DIRECTORS

      William S. Berno and Scott L. Barbee have been officers and directors of the Investment Advisor. There have been no other connections of a substantial nature in which the officers or directors of the Investment Advisor have been involved during the last two years.

ITEM 27. PRINCIPAL UNDERWRITER

      (a) Rafferty Capital markets, LLC is the principal underwriter currently distributing the Fund's shares. Rafferty also serves as distributor for Direxion Funds, Leuthold Funds and Marketocracy Funds.

      (b) The corporate officers of Rafferty Capital Markets, LLC are:

--------------------------------------------------------------------------------
Name and Principal                Positions and Offices        Positions and
Business Address                  with Underwriter             Offices with Fund
--------------------------------------------------------------------------------
Mr. Thomas A. Mulrooney                 President                    None
59 Hilton Avenue, Suite 101
Garden City, NY 11530
--------------------------------------------------------------------------------
Mr. Stephen P. Sprague            CFO, Secretary & Treasurer         None
59 Hilton Avenue, Suite 101
Garden City, NY 11530
--------------------------------------------------------------------------------

(c) No commissions or other compensation were received, directly or indirectly, from the Fund during the most recent fiscal year by the principal underwriter.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained: (i) at the offices of the Trust located at 1100 North Glebe Road, Suite 1040, Arlington, Virginia 22201; (ii) at the offices of the Trust's Custodian located at 928 Grand Avenue, 10th Floor, Kansas City, Missouri 64106; and (iii) at the offices of the Fund's Transfer Agent, Administrator and Accountant at 803 West Michigan Street, Suite A, Milwaukee, WI, 53233.

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS.

      None.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arlington in the Commonwealth of Virginia on the 29th day of April, 2008.

                                        THE AEGIS FUNDS


                                        By: /s/ William S. Berno
                                            --------------------
                                                William S. Berno
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                             Title                            Date
---------                             -----                            ----

/s/ William S. Berno      President, Trustee                      April 29, 2008
--------------------      (Principal Executive Officer)
William S. Berno


/s/ Scott L. Barbee       Secretary, Treasurer, Trustee           April 29, 2008
--------------------      (Principal Financial Officer)
Scott L. Barbee

Trustees:

      Eskander Matta*
      David A. Giannini*
      V. Scott Soler*


      * By: /s/ William S. Berno                                  April 29, 2008
            --------------------
            William S. Berno
            Attorney-in-Fact

                                  Exhibit List
                                  ------------

      (e)(1) Distribution Agreement between The Aegis Funds and Rafferty Capital Markets, LLC

      (e)(2) Broker-Dealer Agreement between Rafferty Capital Markets, LLC and broker-dealers, banks and other financial institutions

      (i) Legal Opinion and Consent

      (j) Consent of Independent Accountants